Stock-Based Compensation - Restricted Stock Units (Details) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares
Non-employee director plan
Stock-based compensation
Total shares authorized	75,000	75,000
Shares available for future grants	69,621	69,621
Restricted Stock Units | Directors
Number of Shares
Granted (in shares)	5,379	5,379
Unvested as of end of period (in shares)	5,379	5,379
Weighted Average Grant Date Fair Value
Granted (in dollars per share) | $ / shares	$ 24.41	$ 24.41
Unvested as of end of period (in dollars per share) | $ / shares	$ 24.41	$ 24.41
Stock-based compensation
Vesting period	1 year	1 year
Unrecognized compensation expense | $	$ 0.1	$ 0.1
Period for recognition of unrecognized compensation expense		9 months 29 days